Supplementary Financial Statements Information - Schedule of Selling, Marketing, General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Selling, Marketing, General and Administrative Expenses [Line Items]
Total Selling, marketing, general and administrative expenses	$ 311,988	$ 249,716	$ 248,664
Wages and related expenses [Member]
Schedule of Selling, Marketing, General and Administrative Expenses [Line Items]
Total Selling, marketing, general and administrative expenses	190,677	163,870	164,235
Depreciation and amortization [Member]
Schedule of Selling, Marketing, General and Administrative Expenses [Line Items]
Total Selling, marketing, general and administrative expenses	71,327	47,503	46,306
Subcontractors [Member]
Schedule of Selling, Marketing, General and Administrative Expenses [Line Items]
Total Selling, marketing, general and administrative expenses	9,752	5,641	8,073
Advertising [Member]
Schedule of Selling, Marketing, General and Administrative Expenses [Line Items]
Total Selling, marketing, general and administrative expenses	8,651	12,818	13,888
Maintenance and other expenses [Member]
Schedule of Selling, Marketing, General and Administrative Expenses [Line Items]
Total Selling, marketing, general and administrative expenses	$ 31,581	$ 19,884	$ 16,162